Financial Instruments - Summary of Earnings Before Tax Due To Weakening of Foreign Currency (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2021
USD
Impact Of Earnings Before Tax Due To Weakening Of Foreign Currency [Line Items]
Percentage of weakening of foreign currency against local currency	5.00%
Percentage of strengthening of foreign currency against local currency	5.00%
AUD
Impact Of Earnings Before Tax Due To Weakening Of Foreign Currency [Line Items]
Percentage of weakening of foreign currency against local currency	5.00%
Percentage of strengthening of foreign currency against local currency	5.00%
BRL
Impact Of Earnings Before Tax Due To Weakening Of Foreign Currency [Line Items]
Percentage of weakening of foreign currency against local currency	5.00%
Percentage of strengthening of foreign currency against local currency	5.00%